Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3
2.84% Exchange Note
Class A-1 1.35000% Asset Backed Notes
Class A-2A 1.72% Asset Backed Notes
Class A-2B Floating Asset Backed Notes
Class A-3 2.01% Asset Backed Notes
Class A-4 2.12% Asset Backed Notes
Class B 2.40% Asset Backed Notes
Class C 2.73% Asset Backed Notes
Class D 2.83% Asset Backed Notes
Servicer’s Certificate

Beginning of Period:	05/01/19
End of Period:	05/31/19
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	06/18/19
Distribution Date:	06/20/19
Transaction Month:	21

				Original Agg.
2017-3 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$596,528,218

{2}	Reduction in Agg. Securitization Value due to payments	{2}	8,160,743
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	714,567
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	34,807,758
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	43,683,068

{7}	End of period Aggregate Securitization Value		{7}	$552,845,150

{8}	Pool Factor		{8}	50.713356%

RECONCILIATION OF 2017-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,053,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$559,391,032

{11}	Exchange Note Principal Payment Amount	{11}	43,683,068

{12}	End of period Exchange Note Balance	{12}	$515,707,964

{13}	Note Pool Factor	{13}	48.975115%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$273,138,470	$84,700,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	32,781,696	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$240,356,774	$84,700,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	77.534443%	100.000000%

			Class B	Class C	Class D		TOTAL
{22}	Original Note Balance	{22}	$47,420,000	$44,100,000	$29,980,000		$1,000,200,000

{23}	Beginning of period Note Balance	{23}	$47,420,000	$44,100,000	$29,980,000		$479,338,470

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0		32,781,696
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0		0
{27}	Matured Principal Shortfall	{27}	0	0	0		0

{28}	End of period Note Balance	{28}	$47,420,000	$44,100,000	$29,980,000		$446,556,774

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		44.646748%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$596,528,218

{31}	Ending Designated Pool Balance	{31}	552,845,150
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	552,845,150

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$43,683,068

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$559,391,032	$0	2.84%	30	30/360	$1,323,893

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$10,988,110
{37}	Net Liquidation Proceeds collected during period	{37}	38,961,662
{38}	Investment Earnings	{38}	89,006
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(89,006)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	49,949,772

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	497,107
{43}	To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,323,893
{44}	To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	43,683,068
{45}	To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	4,445,704

{47}	Total Distributions:		{47}	$49,949,772

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:

{48}	Beginning Agg. Securitization Value	{48}	$596,528,218
{49}	Ending Agg. Securitization Value	{49}	552,845,150
{50}	Principal Distributable Amount {48} - {49}		{50}	43,683,068

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	43,683,068

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	32,781,696

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$32,781,696

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.35%	31	Actual/360	$0
{56}	Class A-2A	$0	0	1.72%	30	30/360	0
{57}	Class A-2B	$0	0	2.68063%	31	Actual/360	0
{58}	Class A-3	$273,138,470	0	2.01%	30	30/360	457,507
{59}	Class A-4	$84,700,000	0	2.12%	30	30/360	149,637
{60}	Class B	$47,420,000	0	2.40%	30	30/360	94,840
{61}	Class C	$44,100,000	0	2.73%	30	30/360	100,328
{62}	Class D	$29,980,000	0	2.83%	30	30/360	70,703

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2017-3 Exchange Note Collections	{63}	$49,452,665
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	89,006
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	10,420
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	49,552,091
{70}	Reserve Account Withdrawal Amount	{70}	0
{71}	Total Distributable Funds:		{71}	49,552,091

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	457,507
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	149,637
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	94,840
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	100,328
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	70,703
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	32,781,696
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	15,896,755
{96}	Total Distributions:		{96}	$49,552,091

PRINCIPAL PARITY AMOUNT CALCULATION

		(X) Cumulative	(Y) Aggregate	(I)	Total Available Funds in Indenture
	Class	Note Balance	Securitization Value	Excess of (X) - (Y)	Collection Account	Lesser of (I) or (II)
{97}	Class A	$357,838,470	$552,845,150	$0	$48,944,322	$0
{98}	Class B	405,258,470	552,845,150	0	48,849,482	0
{99}	Class C	449,358,470	552,845,150	0	48,749,154	0
{100}	Class D	479,338,470	552,845,150	0	48,678,451	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$15,896,755

{102}	Beginning Note Balance	{102}	479,338,470
{103}	Principal payments through Indenture Section 8.3 (i) through (xv)	{103}	32,781,696
{104}	Pro-Forma Note Balance		{104}	446,556,774

{105}	Ending Aggregate Securitization Value	{105}	552,845,150
{106}	10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($106,288,376)	{106}	106,288,376
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	446,556,774

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$552,845,150
{111}	End of Period Note Balance	{111}	515,707,964
{112}	Overcollateralization	{112}	37,137,186
{113}	Overcollateralization %		{113}	6.72%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	552,845,150
{115}	End of Period Note Balance	{115}	446,556,774
{116}	Overcollateralization	{116}	106,288,376
{117}	Overcollateralization %		{117}	19.23%

RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$5,450,686

{119}	Beginning of Period Reserve Account balance		{119}	$5,450,686
{120}	Investment Earnings	{120}	10,420
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	5,461,106

{124}	Specified Reserve Balance		{124}	5,450,686

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	10,420

{126}	End of period Reserve Account balance		{126}	$5,450,686

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,763,499	0.32%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	June 17, 2019

GM Financial

GMALT 2017-3

Supplemental Monthly Data

May 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$596,528,218	$524,520,111
Change	(43,683,068)	(34,609,260)
End of Period	$552,845,150	$489,910,851

Residual Value as % of Agg. Securitization Value	88.62%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	27,217	546,688,477	98.89%
31 - 60 days	216	4,393,174	0.79%
61 - 90 days	58	1,108,685	0.20%
91 - 120 days	36	654,814	0.12%
Total	27,527	552,845,150	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	198	4,490,329	2,392	60,721,016
Standard terminations	99	1,978,301	528	9,656,065
Total retained by lessee	297	6,468,630	2,920	70,377,081
Returned Vehicles
Early terminations	794	14,746,548	7,843	135,768,931
Standard terminations	813	13,592,579	5,614	93,592,883
Total returned to dealer	1,607	28,339,127	13,457	229,361,814
Charged off leases / Repossessed vehicles 40	714,567	1,380	29,219,160
Repurchases	0	0	1	31,196
Other	0	0	0	0
Total terminations	1,944	35,522,324	17,758	328,989,251

Net Credit (Gain) Loss	Current Period	Cumulative
Agg. Securitized Value of early term defaults	714,567	29,219,160
less: Sales proceeds	850,388	27,705,296
less: Excess wear and excess mileage received	1,799	5,930
less: Other amounts received	1,334	513,885
Net Credit (Gain) Loss	(138,954)	994,049

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	28,009,192	227,731,966
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	30,322,498	241,365,332
less: Excess wear and excess mileage received	124,337	456,902
less: Other recovery amounts	7,489	462,659
Residual (Gain) Loss	(2,445,132)	(14,552,927)

	Current Period	Prev. Month
Prepay Speed	1.1093%	0.2871%

Return Rate based on Scheduled to Terminate(2)	95.7688%	73.7006%

Return Rate based on Terminated Leases(3)	82.6646%	87.6387%

(1) Percentages may not add to 100% due to rounding.
(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.